Revenues - Schedule of Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from services
Total revenues	$ 91,635	$ 85,576	$ 71,461
Data connectivity services [Member]
Revenues from services
Revenues	47,639	46,745	35,483
International data connectivity services [Member]
Revenues from services
Revenues	39,513	37,928	28,085
Local data connectivity services [Member]
Revenues from services
Revenues	8,126	8,817	7,398
PaaS and SaaS services [Member]
Revenues from services
Revenues	11,293	10,425	9,819
Others [Member]
Revenues from services
Revenues	1,070	1,400	926
Revenues from services [Member]
Revenues from services
Revenues	60,002	58,570	46,228
Total revenues	60,002	58,570	46,228
Sales of terminals [Member]
Revenues from services
Revenues	22,246	24,369	21,748
Sales of data related products [Member]
Revenues from services
Revenues	8,417	2,150	3,230
Other One [Member]
Revenues from services
Revenues	970	487	255
Sales of products [Member]
Revenues from services
Revenues	$ 31,633	$ 27,006	$ 25,233